UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     Kenneth Roberts     Spokane, WA     August 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $351,690 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101    15298   219835 SH       SOLE                   160920        0    58915
AIR PRODS & CHEMS INC          COM              009158106     7575    76622 SH       SOLE                    54847        0    21775
AMERICAN EXPRESS CO            COM              025816109      252     6700 SH       SOLE                     1800        0     4900
AMERICAN INTL GROUP INC        COM              026874107     8304   313825 SH       SOLE                   227405        0    86421
AUTOMATIC DATA PROCESSING IN   COM              053015103     2005    47855 SH       SOLE                    30506        0    17349
AVERY DENNISON CORP            COM              053611109    14046   319741 SH       SOLE                   233176        0    86565
BP PLC                         SPONSORED ADR    055622104      339     4866 SH       SOLE                     4826        0       40
CHEVRON CORP NEW               COM              166764100    12282   123894 SH       SOLE                    89279        0    34615
CISCO SYS INC                  COM              17275r102    13736   590523 SH       SOLE                   433423        0   157100
CIT GROUP INC                  COM              125581108     3080   452256 SH       SOLE                   330591        0   121665
CONOCOPHILLIPS                 COM              20825c104     1070    11332 SH       SOLE                    10080        0     1252
CVS CAREMARK CORPORATION       COM              126650100     8056   203586 SH       SOLE                   148911        0    54675
EMERSON ELEC CO                COM              291011104      505    10216 SH       SOLE                    10216        0        0
ENSCO INTL INC                 COM              26874q100     4718    58439 SH       SOLE                    39964        0    18475
EXPRESS SCRIPTS INC            COM              302182100      251     4000 SH       SOLE                     2000        0     2000
EXXON MOBIL CORP               COM              30231g102     4211    47783 SH       SOLE                    37621        0    10162
GENERAL ELECTRIC CO            COM              369604103    17470   654545 SH       SOLE                   475308        0   179237
HOME PROPERTIES INC            COM              437306103      413     8600 SH       SOLE                     4500        0     4100
INTEL CORP                     COM              458140100    10587   492886 SH       SOLE                   360481        0   132405
ISHARES TR                     7-10 YR TRS BD   464287440      370     4200 SH       SOLE                     3500        0      700
ISHARES TR                     DJ SEL DIV INX   464287168      352     7150 SH       SOLE                     3400        0     3750
ISTAR FINL INC                 COM              45031u101      276    20868 SH       SOLE                    11131        0     9737
JABIL CIRCUIT INC              COM              466313103    10525   641365 SH       SOLE                   472090        0   169275
KEY TRONICS CORP               COM              493144109      508   144680 SH       SOLE                   111180        0    33500
KOHLS CORP                     COM              500255104     9470   236516 SH       SOLE                   178716        0    57800
MEDTRONIC INC                  COM              585055106    14181   274037 SH       SOLE                   203427        0    70610
MERRILL LYNCH & CO INC         COM              590188108     4344   136992 SH       SOLE                   100802        0    36190
MICRON TECHNOLOGY INC          COM              595112103     3583   597222 SH       SOLE                   453272        0   143950
MICROSOFT CORP                 COM              594918104    17464   634822 SH       SOLE                   463273        0   171549
NORDSTROM INC                  COM              655664100     8203   270716 SH       SOLE                   198191        0    72525
ORACLE CORP                    COM              68389x105    16459   783780 SH       SOLE                   583960        0   199820
PEPSICO INC                    COM              713448108    15051   236685 SH       SOLE                   169712        0    66973
PROCTER & GAMBLE CO            COM              742718109    13931   229085 SH       SOLE                   167060        0    62025
QUALCOMM INC                   COM              747525103    11256   253685 SH       SOLE                   184610        0    69075
SEMITOOL INC                   COM              816909105      723    96215 SH       SOLE                    72415        0    23800
STARBUCKS CORP                 COM              855244109    13123   833746 SH       SOLE                   613272        0   220474
STRYKER CORP                   COM              863667101    12997   206697 SH       SOLE                   150872        0    55825
TARGET CORP                    COM              87612e106      206     4425 SH       SOLE                     3475        0      950
TEXAS INSTRS INC               COM              882508104    10505   373035 SH       SOLE                   271885        0   101150
TIDEWATER INC                  COM              886423102     6053    93080 SH       SOLE                    68935        0    24145
TIME WARNER INC                COM              887317105     8991   607476 SH       SOLE                   444932        0   162544
UNITEDHEALTH GROUP INC         COM              91324p102     7338   279544 SH       SOLE                   206759        0    72785
VALERO ENERGY CORP NEW         COM              91913y100     9877   239855 SH       SOLE                   176005        0    63850
VEECO INSTRS INC DEL           COM              922417100     8503   528807 SH       SOLE                   397032        0   131775
WACHOVIA CORP NEW              COM              929903102      647    41684 SH       SOLE                    25459        0    16225
WASHINGTON FED INC             COM              938824109      210    11577 SH       SOLE                     6770        0     4807
WEATHERFORD INTERNATIONAL LT   COM              g95089101     9376   189066 SH       SOLE                   140066        0    49000
WESTERN ASST MNG MUN FD INC    COM              95766m105      453    41608 SH       SOLE                    10000        0    31608
ZIMMER HLDGS INC               COM              98956p102    12517   183936 SH       SOLE                   136336        0    47600